REVERSE ACQUISITION AND LISTING EXPENSE (Narrative) (Details)	Dec. 31, 2018 $ / shares shares
Disclosure of detailed information about business combination [line items]
Common share issued	5,600,000
Tower Three SAS [Member]
Disclosure of detailed information about business combination [line items]
Common share issued	30,000,000
Deemed share issuance	6,735,885
Per share price | $ / shares	$ 0.15